Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Statement [line items]
Inventory writedown	$ 16	$ 144
Cost of sales
Statement [line items]
Inventory writedown	0	108
Cost of goods sold
Statement [line items]
Inventory writedown	$ 16	$ 36